Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share
Earnings per share
—
Note 20
Earnings per share
Basic earnings per share is calculated

by dividing income by the weighted
‑ average number of shares
outstanding during the year. Diluted earnings

per share is calculated by dividing

income by the
weighted ‑
average number of shares outstanding

during the year, assuming that all potentially

dilutive
securities were exercised, if dilutive.

Potentially dilutive securities

comprise outstanding written

call options
and outstanding options and

shares granted subject to certain

conditions under the Company’s share
‑
based
payment arrangements. In 2022, outstanding

securities representing a maximum of
2

million shares were
excluded from the calculation of

diluted earnings per share

as their inclusion would have

been antidilutive.
No
ne were excluded in 2023 and

2021.
Basic earnings per share:
($ in millions, except per

share data in $)
2023 2022 2021
Amounts attributable to

ABB shareholders:
Income from continuing

operations, net of

tax

3,769 2,517 4,625
Loss from discontinued

operations, net of

tax

(24) (42) (79)
Net income

3,745 2,475 4,546
Weighted-average number

of shares outstanding

(in millions)
1,855 1,899 2,001
Basic earnings per share

attributable to ABB

shareholders:
Income from continuing

operations, net of

tax

2.03 1.33 2.31
Loss from discontinued

operations, net of

tax

(0.01) (0.02) (0.04)
Net income

2.02 1.30 2.27
Diluted earnings per share:
($ in millions, except per

share data in $)
2023 2022 2021
Amounts attributable to

ABB shareholders:
Income from continuing

operations, net of

tax

3,769 2,517 4,625
Loss from discontinued

operations, net of

tax

(24) (42) (79)
Net income

3,745 2,475 4,546
Weighted-average number

of shares outstanding

(in millions)

1,855 1,899 2,001
Effect of dilutive securities:
Call options and shares

12 11 18
Adjusted weighted-average

number of shares

outstanding (in millions)
1,867 1,910 2,019
Diluted earnings per share

attributable to ABB

shareholders:
Income from continuing

operations, net of

tax

2.02 1.32 2.29
Loss from discontinued

operations, net of

tax

(0.01) (0.02) (0.04)
Net income

2.01 1.30 2.25